Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AMERICAN FUNDS MULTI-SECTOR INCOME FUND
Entity Central Index Key	0001761673
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Mar. 01, 2025